Debt (Credit Facilities) (Narrative) (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Nov. 20, 2018	Feb. 02, 2018	Sep. 29, 2017	Nov. 15, 2016
Revolving Credit Facility [Member]
Line Of Credit Facility [Line Items]
Credit agreement - maximum borrowing capacity		$ 15,000
Credit agreement - Term of Loan		5 years
Credit agreement - advances outstanding		$ 0
Line of Credit Facility, Covenant Terms		Each of our credit and loan agreements contains covenants that are customary for an issuer with an investment grade senior debt credit rating, as well as a net debt-to-EBITDA (earnings before interest, taxes, depreciation and amortization, and other modifications described in each agreement) financial ratio covenant requiring AT&T to maintain, as of the last day of each fiscal quarter, a ratio of not more than 3.5-to-1. The events of default are customary for agreements of this type and such events would result in the acceleration of, or would permit the lenders to accelerate, as applicable, required payments and would increase each agreement’s relevant Applicable Margin by 2.00% per annum.
Revolving Credit Facility [Member] | Additional Margin Upon Default [Member]
Line Of Credit Facility [Line Items]
Credit agreement - basis spread of variable rate		2.00%
Amended and Restated Credit Agreement [Member]
Line Of Credit Facility [Line Items]
Credit agreement - maximum borrowing capacity		$ 7,500
Credit agreement - initiation date		Dec. 31, 2018
Credit agreement - maturity date		Dec. 11, 2021
Credit agreement - Term of Loan		5 years
Credit agreement - advances outstanding		$ 0
Line of Credit Facility, Covenant Terms		Each of our credit and loan agreements contains covenants that are customary for an issuer with an investment grade senior debt credit rating, as well as a net debt-to-EBITDA (earnings before interest, taxes, depreciation and amortization, and other modifications described in each agreement) financial ratio covenant requiring AT&T to maintain, as of the last day of each fiscal quarter, a ratio of not more than 3.5-to-1. The events of default are customary for agreements of this type and such events would result in the acceleration of, or would permit the lenders to accelerate, as applicable, required payments and would increase each agreement’s relevant Applicable Margin by 2.00% per annum.
Amended and Restated Credit Agreement [Member] | Additional Margin Upon Default [Member]
Line Of Credit Facility [Line Items]
Credit agreement - basis spread of variable rate		2.00%
Five Year Credit Agreement [Member]
Line Of Credit Facility [Line Items]
Credit agreement - maximum borrowing capacity		$ 7,500
Credit agreement - initiation date		Dec. 31, 2018
Credit agreement - maturity date		Dec. 11, 2023
Credit agreement - Term of Loan		5 years
Credit agreement - advances outstanding		$ 0
Line of Credit Facility, Covenant Terms		Each of our credit and loan agreements contains covenants that are customary for an issuer with an investment grade senior debt credit rating, as well as a net debt-to-EBITDA (earnings before interest, taxes, depreciation and amortization, and other modifications described in each agreement) financial ratio covenant requiring AT&T to maintain, as of the last day of each fiscal quarter, a ratio of not more than 3.5-to-1. The events of default are customary for agreements of this type and such events would result in the acceleration of, or would permit the lenders to accelerate, as applicable, required payments and would increase each agreement’s relevant Applicable Margin by 2.00% per annum.
Five Year Credit Agreement [Member] | Additional Margin Upon Default [Member]
Line Of Credit Facility [Line Items]
Credit agreement - basis spread of variable rate		2.00%
Term Loan Credit Agreement [Member] | Syndicate of 20 Lenders [Member]
Line Of Credit Facility [Line Items]
Credit agreement - maximum borrowing capacity						$ 16,175
Credit agreement - initiation date		Feb. 02, 2018
Credit agreement - maturity date		Dec. 31, 2018
Credit agreement - maximum amount outstanding during period		$ 16,175
Credit agreement - advances outstanding		$ 2,625
Line of Credit Facility, Covenant Terms		Each of our credit and loan agreements contains covenants that are customary for an issuer with an investment grade senior debt credit rating, as well as a net debt-to-EBITDA (earnings before interest, taxes, depreciation and amortization, and other modifications described in each agreement) financial ratio covenant requiring AT&T to maintain, as of the last day of each fiscal quarter, a ratio of not more than 3.5-to-1. The events of default are customary for agreements of this type and such events would result in the acceleration of, or would permit the lenders to accelerate, as applicable, required payments and would increase each agreement’s relevant Applicable Margin by 2.00% per annum.
Term Loan Credit Agreement [Member] | Syndicate of 20 Lenders [Member] | Additional Margin Upon Default [Member]
Line Of Credit Facility [Line Items]
Credit agreement - basis spread of variable rate		2.00%
Syndicated Credit Agreement [Member] | Citibank N.A. [Member] | Subsequent Event [Member]
Line Of Credit Facility [Line Items]
Credit agreement - maximum borrowing capacity	$ 2,850
Credit agreement - initiation date	Jan. 31, 2019
Credit agreement - Term of Loan	11 months
Credit agreement - maximum amount outstanding during period	$ 2,850
Credit agreement - advances outstanding	$ 2,850
Line of Credit Facility, Covenant Terms	Each of our credit and loan agreements contains covenants that are customary for an issuer with an investment grade senior debt credit rating, as well as a net debt-to-EBITDA (earnings before interest, taxes, depreciation and amortization, and other modifications described in each agreement) financial ratio covenant requiring AT&T to maintain, as of the last day of each fiscal quarter, a ratio of not more than 3.5-to-1. The events of default are customary for agreements of this type and such events would result in the acceleration of, or would permit the lenders to accelerate, as applicable, required payments and would increase each agreement’s relevant Applicable Margin by 2.00% per annum.
Syndicated Credit Agreement [Member] | Citibank N.A. [Member] | Additional Margin Upon Default [Member] | Subsequent Event [Member]
Line Of Credit Facility [Line Items]
Credit agreement - basis spread of variable rate	2.00%
November 2018 Term Loan [Member] | Bank of America, N.A. [Member]
Line Of Credit Facility [Line Items]
Credit agreement - maximum borrowing capacity					$ 3,550
Credit agreement - initiation date		Nov. 20, 2018
Credit agreement - Term of Loan		4 years 6 months
Credit agreement - maximum amount outstanding during period		$ 3,550
Credit agreement - advances outstanding		$ 3,550
Line of Credit Facility, Covenant Terms		Each of our credit and loan agreements contains covenants that are customary for an issuer with an investment grade senior debt credit rating, as well as a net debt-to-EBITDA (earnings before interest, taxes, depreciation and amortization, and other modifications described in each agreement) financial ratio covenant requiring AT&T to maintain, as of the last day of each fiscal quarter, a ratio of not more than 3.5-to-1. The events of default are customary for agreements of this type and such events would result in the acceleration of, or would permit the lenders to accelerate, as applicable, required payments and would increase each agreement’s relevant Applicable Margin by 2.00% per annum.
November 2018 Term Loan [Member] | Bank of America, N.A. [Member] | Additional Margin Upon Default [Member]
Line Of Credit Facility [Line Items]
Credit agreement - basis spread of variable rate		2.00%
Acquisition Term Loan [Member] | Syndicate of 20 Lenders [Member]
Line Of Credit Facility [Line Items]
Credit agreement - maximum borrowing capacity								$ 10,000
Credit agreement - initiation date				Nov. 15, 2016
Credit agreement - advances outstanding		$ 0
Line of Credit Facility, Covenant Terms		Each of our credit and loan agreements contains covenants that are customary for an issuer with an investment grade senior debt credit rating, as well as a net debt-to-EBITDA (earnings before interest, taxes, depreciation and amortization, and other modifications described in each agreement) financial ratio covenant requiring AT&T to maintain, as of the last day of each fiscal quarter, a ratio of not more than 3.5-to-1. The events of default are customary for agreements of this type and such events would result in the acceleration of, or would permit the lenders to accelerate, as applicable, required payments and would increase each agreement’s relevant Applicable Margin by 2.00% per annum.
Acquisition Term Loan [Member] | Syndicate of 20 Lenders [Member] | Additional Margin Upon Default [Member]
Line Of Credit Facility [Line Items]
Credit agreement - basis spread of variable rate		2.00%
Foreign Line of Credit [Member] | The Bank of Nova Scotia [Member]
Line Of Credit Facility [Line Items]
Credit agreement - advances outstanding		$ 2,250
Nova Scotia Credit Agreement [Member] | The Bank of Nova Scotia [Member]
Line Of Credit Facility [Line Items]
Credit agreement - maximum borrowing capacity							$ 2,250
Credit agreement - initiation date			Sep. 29, 2017
Credit agreement - maximum amount outstanding during period		2,250
Credit agreement - advances outstanding		$ 2,250
Line of Credit Facility, Covenant Terms		Each of our credit and loan agreements contains covenants that are customary for an issuer with an investment grade senior debt credit rating, as well as a net debt-to-EBITDA (earnings before interest, taxes, depreciation and amortization, and other modifications described in each agreement) financial ratio covenant requiring AT&T to maintain, as of the last day of each fiscal quarter, a ratio of not more than 3.5-to-1. The events of default are customary for agreements of this type and such events would result in the acceleration of, or would permit the lenders to accelerate, as applicable, required payments and would increase each agreement’s relevant Applicable Margin by 2.00% per annum.
Nova Scotia Credit Agreement [Member] | The Bank of Nova Scotia [Member] | Additional Margin Upon Default [Member]
Line Of Credit Facility [Line Items]
Credit agreement - basis spread of variable rate		2.00%
Three Year Term Loan [Member] | The Bank of Nova Scotia [Member]
Line Of Credit Facility [Line Items]
Credit agreement - maximum borrowing capacity							750
Credit agreement - initiation date			Sep. 29, 2017
Credit agreement - Term of Loan		3 years
Credit agreement - maximum amount outstanding during period		$ 750
Credit agreement - advances outstanding		$ 750
Line of Credit Facility, Covenant Terms		Each of our credit and loan agreements contains covenants that are customary for an issuer with an investment grade senior debt credit rating, as well as a net debt-to-EBITDA (earnings before interest, taxes, depreciation and amortization, and other modifications described in each agreement) financial ratio covenant requiring AT&T to maintain, as of the last day of each fiscal quarter, a ratio of not more than 3.5-to-1. The events of default are customary for agreements of this type and such events would result in the acceleration of, or would permit the lenders to accelerate, as applicable, required payments and would increase each agreement’s relevant Applicable Margin by 2.00% per annum.
Three Year Term Loan [Member] | The Bank of Nova Scotia [Member] | Additional Margin Upon Default [Member]
Line Of Credit Facility [Line Items]
Credit agreement - basis spread of variable rate		2.00%
Four Year Term Loan [Member] | The Bank of Nova Scotia [Member]
Line Of Credit Facility [Line Items]
Credit agreement - maximum borrowing capacity							750
Credit agreement - initiation date			Sep. 29, 2017
Credit agreement - Term of Loan		4 years
Credit agreement - maximum amount outstanding during period		$ 750
Credit agreement - advances outstanding		$ 750
Line of Credit Facility, Covenant Terms		Each of our credit and loan agreements contains covenants that are customary for an issuer with an investment grade senior debt credit rating, as well as a net debt-to-EBITDA (earnings before interest, taxes, depreciation and amortization, and other modifications described in each agreement) financial ratio covenant requiring AT&T to maintain, as of the last day of each fiscal quarter, a ratio of not more than 3.5-to-1. The events of default are customary for agreements of this type and such events would result in the acceleration of, or would permit the lenders to accelerate, as applicable, required payments and would increase each agreement’s relevant Applicable Margin by 2.00% per annum.
Four Year Term Loan [Member] | The Bank of Nova Scotia [Member] | Additional Margin Upon Default [Member]
Line Of Credit Facility [Line Items]
Credit agreement - basis spread of variable rate		2.00%
Five Year Term Loan [Member] | The Bank of Nova Scotia [Member]
Line Of Credit Facility [Line Items]
Credit agreement - maximum borrowing capacity							$ 750
Credit agreement - initiation date			Sep. 29, 2017
Credit agreement - Term of Loan		5 years
Credit agreement - maximum amount outstanding during period		$ 750
Credit agreement - advances outstanding		$ 750
Line of Credit Facility, Covenant Terms		Each of our credit and loan agreements contains covenants that are customary for an issuer with an investment grade senior debt credit rating, as well as a net debt-to-EBITDA (earnings before interest, taxes, depreciation and amortization, and other modifications described in each agreement) financial ratio covenant requiring AT&T to maintain, as of the last day of each fiscal quarter, a ratio of not more than 3.5-to-1. The events of default are customary for agreements of this type and such events would result in the acceleration of, or would permit the lenders to accelerate, as applicable, required payments and would increase each agreement’s relevant Applicable Margin by 2.00% per annum.
Five Year Term Loan [Member] | The Bank of Nova Scotia [Member] | Additional Margin Upon Default [Member]
Line Of Credit Facility [Line Items]
Credit agreement - basis spread of variable rate		2.00%